Note 15 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 97	€ 94
Investments in associates	901	895
Investments in subsidiaries, joint ventures and associates	€ 998	€ 989